Leases, Lease payments (Details) - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Future minimum lease payments [Abstract]
Lease payments		$ 126,379	$ 233,743
Financial charges		(43,777)	(66,164)
Net present value		82,602	167,579
Expense relating to payments not included in the measurement of the lease liability [Abstract]
Short-term leases	[1]	803,420	523,174
Leases of low value assets		10,399	8,294
Expense relating to payments not included in the measurement of the lease liability		813,819	531,468	$ 700,449
Committed on short-term leases and total commitment		66,952	43,598
Lease commitments that had not yet started		0	0
Cash outflow for leases		881,023	609,905
Within the 1st Year [Member]
Future minimum lease payments [Abstract]
Lease payments		34,518	84,606
Financial charges		(12,099)	(17,463)
Net present value		22,419	67,143
1 to 3 Years [Member]
Future minimum lease payments [Abstract]
Lease payments		29,212	64,122
Financial charges		(14,693)	(21,683)
Net present value		14,519	42,439
3 to 5 Years [Member]
Future minimum lease payments [Abstract]
Lease payments		26,574	28,902
Financial charges		(10,831)	(14,328)
Net present value		15,743	14,574
After 5 Years [Member]
Future minimum lease payments [Abstract]
Lease payments		36,075	56,113
Financial charges		(6,154)	(12,690)
Net present value		$ 29,921	$ 43,423

[1]	Corresponds to the leasing of dredging and parcel tankers vessels, as well as the corporate offices.